Stock-based compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of stock-based compensation	$ 55,546
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Authorized shares	4,773,992
Expected life in years	6 years 6 months
Dividend rate	0.00%
Risk free interest rate	1.41%
Volatility	32.00%
Options granted, weighted-average grant date fair value	$ 1.74
Option vesting period	5 years
Contractual term	10 years
Unrecognized compensation cost related to unvested stock-based awards	2,612,144
Unrecognized compensation cost, recognition period	4 years 10 months 24 days
Stock Options [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of stock-based compensation	$ 295,000
Stock based compensation, options granted	59,000
Stock Options [Member] | Segel [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price	$ 5.00
Stock based compensation, options granted	1,022,104
Vesting rate	50.00%
Option vesting terms	50% will vest based on the achievement of targeted annual milestones which have not yet been set by the board of directors
Stock Options [Member] | Goldfinger [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price	$ 5.00
Stock based compensation, options granted	511,052
Vesting rate	50.00%
Option vesting terms	50% will vest based on the achievement of targeted annual milestones which have not yet been set by the board of directors.